Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	£ 5,681	£ 2,114	£ 2,095
Share premium	146,146	141,306	141,108
Share capital and share premium	£ 151,827	£ 143,420	£ 143,203
Ordinary shares of £0.04 each	142,037	52,860	52,373
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares of £0.04 each	142,037	52,860	52,373